Fair Value of Financial Instruments (Schedule of Gross Unrealized Losses on Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses (all less than 12 months)	$ (53)	$ (17)
Fair value	4,969	2,918
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses (all less than 12 months)	(53)	(17)
Fair value	$ 4,969	$ 2,918